OTHER LIABILITIES - Contract Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Maintenance and power warranty programs
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2018	€ 192,705
Additional amounts arising during the period	82,731
Amounts recognized within revenue	(70,449)
Other changes	0
At December 31, 2018	204,987
Advances from customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2018	162,347
Additional amounts arising during the period	272,070
Amounts recognized within revenue	(293,884)
Other changes	(681)
At December 31, 2018	€ 139,852